PROPERTY, PLANT, AND EQUIPMENT, NET (Details Narrative) - CNY (¥)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expense	¥ 19,494,000	¥ 16,335,000
Impairment value	¥ 0	¥ 0